Purchased Loans - Detailed Amount of Gross Loans Segregated by Loan Grade and Class (Detail) - Financial Asset Acquired with Credit Deterioration [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 63,782	$ 100,630
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	54,216	83,620
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	6,153	14,722
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	520	510
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	23,306	35,952
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	24,237	32,436
Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	8,626	15,037
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7,871	14,153
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	755	884
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	940	1,973
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	940	1,973
Satisfactory 1, 2, 3, 4 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	58,044	95,283
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	49,306	78,917
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	5,364	13,890
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	357	510
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	21,116	33,737
Satisfactory 1, 2, 3, 4 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	22,469	30,780
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7,876	14,429
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	7,121	13,545
Satisfactory 1, 2, 3, 4 [Member] | Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	755	884
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	862	1,937
Satisfactory 1, 2, 3, 4 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	862	1,937
Special Mention 5,6 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,494	4,624
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	4,068	3,980
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	766	789
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	163
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,655	1,535
Special Mention 5,6 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,484	1,656
Special Mention 5,6 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	397	608
Special Mention 5,6 [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	397	608
Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	29	36
Special Mention 5,6 [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	29	36
Substandard 7 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	1,230	723
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	842	723
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	23	43
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	535	$ 680
Substandard 7 [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	284
Substandard 7 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	35
Substandard 7 [Member] | Real Estate Loans [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	35
Substandard 7 [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	353
Substandard 7 [Member] | Consumer Portfolio Segment [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	353
Loss 9 [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14
Loss 9 [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	14
Loss 9 [Member] | Real Estate Loans [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Total gross loans	$ 14